Document and Entity Information	Jul. 14, 2025
Cover [Abstract]
Entity Registrant Name	STEPAN CO
Amendment Flag	false
Entity Central Index Key	0000094049
Document Type	8-K
Document Period End Date	Jul. 14, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-4462
Entity Tax Identification Number	36-1823834
Entity Address, Address Line One	1101 Skokie Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	446-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	SCL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false